LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
LONG-TERM DEBT
Schedule of long-term debt

Long-term debt consists of the following (thousands):

	March 31,	December 31,
	2016	2015
Total debt	$3,375,431	$3,371,679
Less debt issuance costs	(20,731)	(21,201)
Less debt discounts	(8,698)	(8,739)
Plus debt premiums	22,513	23,218
Total debt adjusted for discounts, premiums and debt issuance costs	3,368,515	3,364,957
Less current maturities	(92,891)	(91,419)
Long-term debt	$3,275,624	$3,273,538

Long-term debt consists of the following (thousands):

	2015	2014
Mortgage notes payable
3.66% to 8.08% CFC, 5.96% average for 2015, due through 2028	$86,979	$92,977
2.63% to 6.17% CoBank, ACB, 4.35% average for 2015, due through 2042	278,086	287,798
First Mortgage Bonds, Series 2014E-1, 3.70% due 2024	250,000	250,000
First Mortgage Bonds, Series 2014E-2, 4.70% due 2044	250,000	250,000
First Mortgage Bonds, Series 2010A, 6.00% due 2040	500,000	500,000
First Mortgage Obligation, Series 2014B, Tranche 1, 3.90%, due through 2033	180,000	180,000
First Mortgage Obligation Series 2014B, Tranche 2, 4.30%, due through 2039	20,000	20,000
First Mortgage Obligation Series 2014B, Tranche 3, 4.45%, due through 2045	550,000	550,000
First Mortgage Obligation, Series 2009C, Tranche 1, 6.00%, due through 2019	108,571	135,714
First Mortgage Obligation, Series 2009C, Tranche 2, 6.31%, due through 2021	110,000	110,000
Variable rate CFC, as determined by CFC, 2.90% average for 2015, due through 2026	644	687
Variable rate CFC, LIBOR-based term loan, 1.48% average for 2015, due through 2049	102,220	102,220
Variable rate CoBank, ACB, LIBOR-based term loan, 1.74% average for 2015, due through 2044	102,220	102,220
Variable rate, Revolving Credit Agreement, LIBOR-based revolving credit, 1.25% average for 2015, due through 2019	271,000	50,000
Pollution control revenue bonds
City of Gallup, NM, 5.00%, Series 2005, due through 2017	10,815	15,840
Moffat County, CO Variable Rate Demand Series 2009, 0.06% average for 2015, due 2036	46,800	46,800
Springerville certificates
Series A, 6.04%, due through 2018	89,968	124,779
Series B, 7.14%, due through 2033	405,000	405,000
Colowyo Coal
Colowyo Bonds, 10.19%, due through 2016	7,693	15,899
Other	1,683	2,536
Total debt	$3,371,679	$3,242,470
Less debt issuance costs	(21,201)	(22,254)
Less debt discounts	(8,739)	(8,894)
Plus debt premiums	23,218	26,726
Total debt adjusted for discounts, premiums and debt issuance costs	$3,364,957	$3,238,048
Less current maturities	(91,419)	(92,802)
Long-term debt	$3,273,538	$3,145,246